Schedule of Property and Equipment (Details) (Parenthetical) - USD ($)	Dec. 31, 2023	Feb. 28, 2023	Jul. 31, 2022
Debt Disclosure [Abstract]
Net of discount	$ 548,600	$ 174,200	$ 100,300